EQUITY - ATM offering (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Mar. 11, 2024	Dec. 31, 2023	Dec. 31, 2023
EQUITY
Other Receivable for ATM proceeds			$ 762
At-the-Market offering ("ATM")
EQUITY
Net proceeds from issuance			$ 26,988
At-the-Market offering ("ATM") | ADS
EQUITY
Gross proceeds from issuance		$ 28,608
Net proceeds from issuance		27,403
Sales Commissions		858
Other fees and expenses		347
Other Receivable for ATM proceeds		$ 762
Issuance of shares on offering		731,843
At-the-Market offering ("ATM") | ADS | Subsequent Event
EQUITY
Gross proceeds from issuance	$ 6,175
Net proceeds from issuance	$ 5,990
Issuance of shares on offering	134,875